TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Uncertain tax positions, beginning of year	$ 58,560	$ 43,984
Decreases in tax positions for prior years	(3,443)
Increases in tax positions for prior years		5,121
Increases in tax positions for current year	15,749	13,353
Settlements	0	(3,471)
Expiry of the statute of limitations	(5,982)	(427)
Uncertain tax positions, end of year	$ 64,884	$ 58,560